INCOME TAXES (Income Tax Benefit (Expense)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Loss before equity loss from investment in affiliate and income tax benefit (expense)	$ (6,312)	$ (7,692)	$ (5,093)
Income tax benefit (expense)
Current: The Netherlands
Current: Subsidiaries outside of the Netherlands, net of $1,125, $0 and $499 in income tax benefit (expense) related to prior period income tax positions in 2013, 2012 and 2011, respectively	1,057	(235)	307
Total current income tax benefit (expense)	1,057	(235)	307
Deferred: The Netherlands
Deferred: Subsidiaries outside of the Netherlands	(31)	12	(18)
Total income tax benefit (expense)	1,026	(223)	289
Income tax benefit (expense) related to prior period income tax positions	1,125		499
The Netherlands [Member]
Income Taxes [Line Items]
Loss before equity loss from investment in affiliate and income tax benefit (expense)	(4,662)	(6,899)	(968)
Subsidiaries outside of the Netherlands [Member]
Income Taxes [Line Items]
Loss before equity loss from investment in affiliate and income tax benefit (expense)	$ (1,650)	$ (793)	$ (4,125)